Subsequent events (Details) € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) shares	Feb. 28, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares | €			€ 867,717
Share transaction | Public offering of common shares
Disclosure of non-adjusting events after reporting period [line items]
Capital Investment | shares	5,750,000	5,750,000
Proceeds from issuing shares	$ 517.5	€ 428,600